Liabilities related to business combinations and to non-controlling interests - Summary of Maximum Amount of Contingent Consideration Payable and Firm Commitments to Buy Out Non-Controlling Interests (Details) - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations	€ 689	€ 1,043	€ 3,503
Less than 1 year
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations	108
From 1 to 3 years
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations	181
From 3 to 5 years
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations	78
More than 5 years
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations	322
Bayer contingent consideration
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations Bayer	400
MSD contingent consideration (European vaccines business)
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations MSD	€ 300